Stock-Based Compensation - Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Number of Options
Outstanding, beginning balance (in shares)	2,284,399,000	2,143,885,000	2,267,594,000	2,225,200,000
Granted (in shares)	619,500,000	644,500,000	547,000,000	433,163,000
Exercised (in shares)	0	(11,708,000)	(10,000,000)	(77,000,000)
Expired (in shares)	(13,000,000)	(40,500,000)	(27,500,000)
Forfeited or cancelled (in shares)	(41,047,000)	(451,778,000)	(633,209,000)	(313,769,000)
Outstanding, ending balance (in shares)	2,849,852,000	2,284,399,000	2,143,885,000	2,267,594,000	2,225,200,000
Exercisable (in shares)	1,299,441,000	1,201,860,000	1,037,077,000
Weighted-average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 9.84	$ 8.27	$ 6.88	$ 6.64
Granted (in dollars per share)	22.77	15.00	12.54	8.00
Exercised (in dollars per share)	0	5.63	3.00	2.52
Expired (in dollars per share)	3.35	3.00	3.00
Forfeited or cancelled (in dollars per share)	14.65	10.45	7.30	7.53
Outstanding, ending balance (in dollars per share)	12.61	9.84	8.27	$ 6.88	$ 6.64
Exercisable (in dollars per share)	$ 7.53	$ 7.07	$ 6.36
Weighted-average Remaining Contractual Term (in years)	6 years 10 months 24 days	6 years 6 months 21 days	6 years 9 months 25 days	7 years 1 month 24 days	7 years 6 months 25 days
Exercisable, Weighted-average Remaining Contractual Term (in years)	4 years 7 months 20 days	4 years 9 months 7 days	5 years 21 days
Aggregate Intrinsic Value (in thousands)	$ 8,250	$ 16,628